Consolidated and Combined Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Statement of Comprehensive Income [Abstract]
Unrecognized loss on derivatives, tax	$ (0.2)	$ 0	$ 0
Unrecognized gain (loss) on benefit plans, tax	$ 7.3	$ (23.9)	$ 4.6